Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Fund of Funds Trust
Entity Central Index Key	0001301708
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000075564
Shareholder Report [Line Items]
Fund Name	AZL Balanced Index Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Balanced Index Strategy Fund	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	10.05%	5.56%	5.31%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Balanced Composite Index	13.28%	7.62%	7.28%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 340,620,695
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$340,620,695
Number of Portfolio Holdings	5
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.2
Domestic Equity Funds	36.0
International Equity Fund	13.8

C000075565
Shareholder Report [Line Items]
Fund Name	AZL DFA Multi-Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA Multi-Strategy Fund	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	10.99%	6.93%	6.02%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 690,896,130
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$690,896,130
Number of Portfolio Holdings	3
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.8
Fixed Income Fund	40.1
International Equity Fund	16.1

C000107929
Shareholder Report [Line Items]
Fund Name	AZL MVP Balanced Index Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Balanced Index Strategy Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	9.94%	4.34%	4.62%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Balanced Composite Index	13.28%	7.62%	7.28%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 769,991,800
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$769,991,800
Number of Portfolio Holdings	7
Portfolio Turnover Rate	7%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.2
Domestic Equity Funds	35.3
International Equity Fund	14.5

C000154558
Shareholder Report [Line Items]
Fund Name	AZL MVP DFA Multi-Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP DFA Multi-Strategy Fund	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 04/27/15
AZL MVP DFA Multi-Strategy Fund	10.97%	5.51%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.05%
Moderate Composite Index	15.48%	9.15%	8.40%
S&P 500 Index	24.56%	15.05%	12.92%

AssetsNet	$ 1,354,322,641
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,354,322,641
Number of Portfolio Holdings	5
Portfolio Turnover Rate	13%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.0
Fixed Income Fund	40.1
International Equity Fund	16.9

C000112693
Shareholder Report [Line Items]
Fund Name	AZL MVP FIAM Multi-Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP FIAM Multi-Strategy Fund	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	11.18%	5.33%	3.53%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Income and Growth Composite Index	11.10%	6.08%	6.12%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 315,396,521
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$315,396,521
Number of Portfolio Holdings	3
Portfolio Turnover Rate	-%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Balanced Funds	100.0

C000107931
Shareholder Report [Line Items]
Fund Name	AZL MVP Global Balanced Index Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Global Balanced Index Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	10.78%	4.32%	3.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Global Balanced Composite Index	11.48%	6.33%	5.78%
MSCI World Index (gross of withholding taxes)	20.75%	12.32%	9.73%
MSCI World Index (net of withholding taxes)	20.19%	11.78%	9.16%

AssetsNet	$ 484,864,814
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$484,864,814
Number of Portfolio Holdings	12
Portfolio Turnover Rate	-%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
International Equity Fund	50.2
Fixed Income Fund	49.8
Common Stocks	0.0
Convertible Bond	0.0
Private Placements	0.0
Corporate Bonds	0.0

C000107930
Shareholder Report [Line Items]
Fund Name	AZL MVP Growth Index Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Growth Index Strategy Fund	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	13.99%	6.84%	6.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Growth Composite Index	18.84%	11.40%	10.12%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,956,170,279
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,956,170,279
Number of Portfolio Holdings	7
Portfolio Turnover Rate	10%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	53.1
Fixed Income Fund	25.1
International Equity Fund	21.8

C000107932
Shareholder Report [Line Items]
Fund Name	AZL MVP Moderate Index Strategy Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP Moderate Index Strategy Fund	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	11.66%	5.46%	5.04%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 358,935,146
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$358,935,146
Number of Portfolio Holdings	7
Portfolio Turnover Rate	8%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	42.7
Fixed Income Fund	40.2
International Equity Fund	17.1

C000135433
Shareholder Report [Line Items]
Fund Name	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: left;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	14.20%	7.99%	8.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

AssetsNet	$ 1,140,535,736
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,140,535,736
Number of Portfolio Holdings	5
Portfolio Turnover Rate	-%

Holdings [Text Block]

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	81.2
Fixed Income Fund	18.8